Financial instruments and financial risk factors	12 Months Ended
Oct. 31, 2022
Financial Instruments [Abstract]
Financial instruments and financial risk factors	Financial instruments and financial risk factors
Fair values
The Company’s financial instruments consist of cash equivalents, accounts receivable, other receivables, accounts payable and accrued liabilities, and convertible debt. The carrying amounts of other receivables, accounts payable and accrued liabilities approximate fair value due to the short-term maturity of these instruments.
Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable:
•Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities;
•Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
•Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).
There were no transfers between the levels during the current or prior year.
The Company’s financial assets measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

As at October 31, 2022	Balance	Level 2
Accounts receivable	$1.5	$1.5
	$1.5	$1.5

As at October 31, 2021
Accounts receivable	4.1	4.1
	$4.1	$4.1
Refer to Note 5 above for additional details related to measurement of accounts receivable.
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

As at October 31, 2022	Balance	Level 1	Level 2
Conversion feature of convertible debt (refer to Note 13)	$43.9	$—	$43.9
	$43.9	$—	$43.9

As at October 31, 2021
Conversion feature of convertible debt (refer to Note 13)	29.0	—	29.0
Warrants (refer to Note 14)	82.1	53.5	28.6
	$111.1	$53.5	$57.6
Currency risk
The Company is exposed to currency risk as its cash is mainly denominated in U.S. dollars, while its operations also require Canadian dollars, Euros, Swiss Francs and certain other currencies. As at October 31, 2022, the impact of a 5% change in these respective currencies versus the U.S. dollar, would result in an immaterial impact.

Interest rate risk

Interest rate risk is the risk arising from the effect of changes in prevailing interest rates on the Company’s financial instruments. The Company is exposed to interest rate risk, as it has variable interest rate debt that includes an interest rate floor and cap. Refer to Note 13.

Credit risk

Credit risks associated with cash are minimal as the Company deposits the majority of its cash with large Canadian and U.S. financial institutions. The Company’s credit risks associated with receivables are managed and exposure to potential loss is also assessed as minimal.
The Company's revenue and accounts receivable primarily come from two key customers under long-term contracts. The Company manages this risk by engaging with reputable multi-national corporations in stable jurisdictions and performing a review of a potential customer’s financial health prior to engaging in business.

Liquidity risk
Management has established an appropriate liquidity risk management framework for the management of the Company’s short-term, medium and long-term funding and liquidity requirements.

The Corporation’s significant contractual obligations and interest and principal repayments in respect of its financial liabilities and provisions are presented in the following table:

At October 31,					2022
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accrued liabilities	$47.5	$47.5	$—	$—	$—
Lease liabilities	76.6	8.0	14.3	13.0	41.3
Restoration	0.4	—	0.2	—	0.2
Convertible debt principal	300.0	—	—	300.0	—
Convertible debt interest	146.1	—	—	146.1	—
Total	$570.6	$55.5	$14.5	$459.1	$41.5

At October 31,					2021
	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
Accounts payable and accrued liabilities	$18.7	$18.7	$—	$—	$—
Lease liabilities	35.9	4.5	8.4	6.7	16.3
Restoration	0.4	—	0.1	0.1	0.2
Convertible debt principal	100.0	—	—	100.0	—
Convertible debt interest	42.7	—	—	42.7	—
Total	$197.7	$23.2	$8.5	$149.5	$16.5

Market risk

The Company is exposed to commodity price movements for the inventory it holds and the products it produces. Commodity price risk management activities are currently limited to monitoring market prices. The Company’s revenues are sensitive to the market prices of the constituent payable metals contained in its products, notably cobalt and nickel.

The following table sets out the Company's exposure, as at October 31, 2022 and 2021, in relation to the impact of movements in the Cobalt and Nickel price for the provisionally invoiced sales volume:

	Cobalt		Nickel
As at October 31,	2022	2021	2022	2021
Metric tonnes subject to fair value pricing adjustments	4,202	1,728	4,202	1,728
10% increase in prices	$1.1	$0.3	$1.0	$0.4
10% decrease in prices	$(1.1)	$(0.3)	$(1.0)	$(0.4)

The following table sets out the period end commodity prices for Cobalt and Nickel as at October 31, 2022 and 2021:

Market price per tonne
As at October 31,	2022	2021
Cobalt	$53,462	$60,407
Nickel	21,710	19,300
Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The capital structure of the Company consists of net cash (cash and cash equivalents after deducting convertible debt) and equity of the Company (comprising issued share capital and other reserves as disclosed in Note 15).The Company is not subject to any externally imposed capital requirements.